Related Party Transactions (Details) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	May 26, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
General and administrative expenses			$ 10,000				$ 10,000	$ 34,614
Aggregate amount payable					$ 10,000,000		100,500	610,500
Reimbursement expenses							100,500	100,500
Unpaid Bonuses								510,000
Selling, general and administrative expenses		$ 130,793		$ 351,672	$ 268,795	$ 1,312,657	$ 2,179,902	$ 3,860,686
Employment agreements, description	The Company agreed to pay Mr. Hogan (i) a base salary of $360,000 per annum; (ii) a discretionary bonus of up to 50% of salary; (iii) an annual award of incentive stock options to purchase 75,000 shares of common stock of the Company at market price; and (iv) one-time incentive bonus of $20,000 to $250,000 to be paid to Mr. Hogan based upon meeting key performance indicators related to media billed on the Company’s platform.						The agreement automatically renews for one year on each anniversary date, unless it is terminated earlier with 30 days’ written notice by either party prior to each renewal. As compensation, the Company agreed to pay Ms. Abenante (i) a base salary at the rate of $255,000 per annum except that for the period of May 16, 2022 through July 15, 2022, Ms. Abenante’s base salary will be $100,000 per year; and (ii) an annual discretionary bonus of 20% of the actual paid base salary.
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Selling, general and administrative expenses							$ 510,000
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Selling, general and administrative expenses							$ 0